Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF Annual Fund Operating Expenses - Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF - Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF
Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.12%